PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Major classes of property, plant and equipment were as follows:

	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Land and land improvements	$573,008	$544,057
Buildings and leasehold improvements	401,851	399,392
Machinery and equipment	390,397	368,754
Computer software	68,820	65,036
Vessels and containers	217,963	233,376
Machinery and equipment and vessel containers under finance leases	37,706	48,195
Construction in progress	57,571	55,717
	1,747,316	1,714,527
Accumulated depreciation	(404,009)	(283,677)
	$1,343,307	$1,430,850
Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Years

Land improvements	1 to 30
Buildings and leasehold improvements*	1 to 50
Machinery and equipment	1 to 25
Computer software	1 to 10
Vessels and containers	1 to 30
Machinery and equipment and vessel containers under finance leases	Shorter of lease term or useful life
*Leasehold improvements are depreciated using the shorter of the useful life or life of the lease.
Depreciation expense on property, plant and equipment totaled $120.1 million, $61.6 million and $24.6 million for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively, excluding pineapple bearer plants. During the years ended December 31, 2022 and December 31, 2021, Dole incurred an incremental depreciation charge of $41.1 million and $29.6 million, respectively, related to pineapple bearer plants that were brought to fair value in conjunction with acquisitions, that was recognized in cost of sales in the consolidated statements of operations. See Note 4 “Business Combinations and Transactions” for additional detail. Interest expense capitalized into property, plant and equipment was not material for the years ended December 31, 2022, December 31, 2021 and December 31, 2020.